FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 30, 2017
Components of the gains (losses), before taxes, recognized in "Accumulated other comprehensive loss" on derivatives related to cash flow hedge
(In millions)	2017	2016	2015

Foreign exchange contracts	$(2.2)	$.2	$(.1)
Commodity contracts	(.6)	.6	(.7)

	$(2.8)	$.8	$(.8)

Components of the net gains (losses) recognized in income related to other derivative instruments, which are not designated as hedging instruments

(In millions)	Location of Net Gains (Losses) in Income	2017	2016	2015

Foreign exchange contracts	Cost of products sold	$(1.2)	$2.8	$2.9
Foreign exchange contracts	Marketing, general and administrative expense	(42.9)	4.1	2.9

		$(44.1)	$6.9	$5.8

Components of the gain (loss), before tax, recognized in Accumulated other comprehensive loss related to the net investment hedge
(In millions)	2017	2016		2015

Foreign currency denominated debt	$(63.7)	$	N/A	$	N/A

Cash Flow Hedging
Fair value and balance sheet locations of derivatives

	Asset			Liability
(In millions)	Balance Sheet Location	2017	2016	Balance Sheet Location	2017	2016

Foreign exchange contracts	Other current assets	$.4	$3.0	Other accrued liabilities	$.6	$1.0
Commodity contracts	Other current assets	–	.5	Other accrued liabilities	–	–
Commodity contracts	Other assets	–	.1

		$.4	$3.6		$.6	$1.0

Not designated as hedging instruments
Fair value and balance sheet locations of derivatives

	Asset			Liability
(In millions)	Balance Sheet Location	2017	2016	Balance Sheet Location	2017	2016

Foreign exchange contracts	Other current assets	$3.5	$1.6	Other accrued liabilities	$5.6	$6.8